DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Pension Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Accounting Policies [Abstract]
Non-service cost components of net periodic cost (benefit)	$ (3,848)	$ 662	$ 875
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) Excluding Service Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive (Income) Loss, Defined Benefit Plan, after Tax and Reclassification Adjustment, Attributable to Parent	Other Comprehensive (Income) Loss, Defined Benefit Plan, after Tax and Reclassification Adjustment, Attributable to Parent	Other Comprehensive (Income) Loss, Defined Benefit Plan, after Tax and Reclassification Adjustment, Attributable to Parent